RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 51,851,332	$ 52,937,181
Series Thirty Four [Member]
Proceeds from Collection of Advance From An Affiliate	15,860	24,695
Series Forty [Member]
Proceeds from Collection of Advance From An Affiliate	$ 9,616	$ 0